Short-Term Borrowings And Lines Of Credit (Details) (USD $)	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Short Term Borrowings And Lines Of Credit [Line Items]
Current maturities of long-term debt	$ 267,000,000	$ 560,000,000
Commercial paper	1,304,000,000	936,000,000
Payable to banks	16,000,000	10,000,000
Total	1,587,000,000	1,506,000,000
Weighted-average short-term borrowing interest rate at year end	0.20%	0.20%
Four-Year Revolving Credit Facility [Member]
Short Term Borrowings And Lines Of Credit [Line Items]
Line of credit facility, maximum borrowing capacity	2,750,000,000
Line of credit facility, amount outstanding	$ 0	$ 0	$ 0